Supplemental Guarantor Condensed Consolidating Financial Statements (Details 5) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (180.3)	$ (124.0)	$ (174.2)	$ (115.0)	$ (114.1)	$ (13.6)	$ (9.8)	$ (128.2)	$ (184.5)	$ (623.9)	$ (403.3)	$ (527.3)	$ (336.1)	$ (846.9)
Other non-cash and non-operating items, net										(5.1)	(37.8)	(40.2)	27.7	265.6
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions										(14.0)	(136.9)	(118.5)	157.5	(287.4)
Net cash provided by operating activities										332.0	538.2	767.4	1,115.6	754.7
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash used in financing activities										(340.2)	(280.8)	(248.5)	(564.5)	(653.3)
FDC Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	(219.5)		(212.0)							(746.0)	(521.9)	(700.9)	(516.1)	(1,021.8)
Other non-cash and non-operating items, net										(303.8)	(346.1)	(483.9)	(360.3)	(62.4)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions										(356.7)	(483.8)	(461.8)	(327.0)	(564.4)
Net cash provided by operating activities										(1,353.8)	(1,267.3)	(1,536.6)	(1,254.7)	(1,506.3)
CASH FLOWS FROM FINANCING ACTIVITIES
Intercompany										991.2	1,137.1	1,405.0	1,220.5	1,564.5
Net cash used in financing activities										986.3	1,148.6	1,410.5	1,147.2	1,342.1
Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	146.9		88.5							334.1	332.8	447.2	368.2	390.4
Other non-cash and non-operating items, net										(173.9)	(194.1)	(265.8)	(209.5)	(207.4)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions										215.1	347.2	515.0	383.8	66.6
Net cash provided by operating activities										963.7	1,145.2	1,561.7	1,324.6	1,306.5
CASH FLOWS FROM FINANCING ACTIVITIES
Intercompany										(914.0)	(1,098.2)	(1,502.2)	(1,116.4)	(1,346.1)
Net cash used in financing activities										(963.9)	(1,129.3)	(1,544.6)	(1,166.6)	(1,403.1)
Non-Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	79.9		117.4							262.6	282.7	428.7	397.9	212.4
Other non-cash and non-operating items, net										(2.0)	5.5	7.2	11.4	8.8
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions										127.6	(0.3)	(171.7)	100.7	213.3
Net cash provided by operating activities										722.1	660.3	742.3	1,045.7	957.5
CASH FLOWS FROM FINANCING ACTIVITIES
Intercompany										(77.2)	(38.9)	97.2	(104.1)	(218.4)
Net cash used in financing activities										(640.6)	(548.7)	(558.0)	(949.3)	(1,143.5)
Consolidation Adjustments
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	(187.6)		(168.1)							(474.6)	(496.9)	(702.3)	(586.1)	(427.9)
Other non-cash and non-operating items, net										474.6	496.9	702.3	586.1	401.8
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions														(2.9)
Net cash provided by operating activities														(3.0)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash used in financing activities										278.0	248.6	443.6	404.2	551.2
As previously reported | FDC Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income			(212.0)								(521.9)		(516.1)	(1,021.8)
Other non-cash and non-operating items, net											(405.3)		(546.0)	(11.6)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions											(519.1)		(437.4)	(608.4)
Net cash provided by operating activities											(1,361.8)		(1,550.8)	(1,624.3)
CASH FLOWS FROM FINANCING ACTIVITIES
Intercompany											1,231.6		1,516.6	1,682.5
Net cash used in financing activities											1,243.1		1,443.3	1,460.1
As previously reported | Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income			105.7								390.8		530.4	458.6
Other non-cash and non-operating items, net											(193.9)		(210.1)	(207.4)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions											381.9		481.7	107.0
Net cash provided by operating activities											1,238.1		1,584.1	1,415.1
CASH FLOWS FROM FINANCING ACTIVITIES
Intercompany											(1,191.1)		(1,375.9)	(1,454.7)
Net cash used in financing activities											(1,222.2)		(1,426.1)	(1,511.7)
As previously reported | Non-Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income			118.1								283.7		422.0	218.2
Other non-cash and non-operating items, net											5.5		11.4	8.8
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions											0.3		113.2	216.9
Net cash provided by operating activities											661.9		1,082.3	966.9
CASH FLOWS FROM FINANCING ACTIVITIES
Intercompany											(40.5)		(140.7)	(227.8)
Net cash used in financing activities											(550.3)		(985.9)	(1,152.9)
As previously reported | Consolidation Adjustments
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income			(186.0)								(555.9)		(772.4)	(501.9)
Other non-cash and non-operating items, net											555.9		772.4	475.8
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions														(2.9)
Net cash provided by operating activities														(3.0)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash used in financing activities											248.6		404.2	551.2
As corrected | FDC Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income			(212.0)								(521.9)		(516.1)	(1,021.8)
Other non-cash and non-operating items, net											(346.1)		(360.3)	(62.4)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions											(483.8)		(327.0)	(564.4)
Net cash provided by operating activities											(1,267.3)		(1,254.7)	(1,506.3)
CASH FLOWS FROM FINANCING ACTIVITIES
Intercompany											1,137.1		1,220.5	1,564.5
Net cash used in financing activities											1,148.6		1,147.2	1,342.1
As corrected | Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income			88.5								332.8		368.2	390.4
Other non-cash and non-operating items, net											(194.1)		(209.5)	(207.4)
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions											347.2		383.8	66.6
Net cash provided by operating activities											1,145.2		1,324.6	1,306.5
CASH FLOWS FROM FINANCING ACTIVITIES
Intercompany											(1,098.2)		(1,116.4)	(1,346.1)
Net cash used in financing activities											(1,129.3)		(1,166.6)	(1,403.1)
As corrected | Non-Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income			117.4								282.7		397.9	212.4
Other non-cash and non-operating items, net											5.5		11.4	8.8
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions											(0.3)		100.7	213.3
Net cash provided by operating activities											660.3		1,045.7	957.5
CASH FLOWS FROM FINANCING ACTIVITIES
Intercompany											(38.9)		(104.1)	(218.4)
Net cash used in financing activities											(548.7)		(949.3)	(1,143.5)
As corrected | Consolidation Adjustments
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income			(168.1)								(496.9)		(586.1)	(427.9)
Other non-cash and non-operating items, net											496.9		586.1	401.8
(Decrease) increase in cash resulting from changes in operating assets and liabilities, excluding the effects of acquisitions and dispositions														(2.9)
Net cash provided by operating activities														(3.0)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash used in financing activities											$ 248.6		$ 404.2	$ 551.2